Borrowings	12 Months Ended
Jun. 30, 2026
Schedule Of Borrowings
Borrowings

15.	Borrowings

	2026	2026	2025
	US$	S$	S$

Current:
- Lease liabilities	2,079,887	2,691,582	2,059,748
- Bank borrowings	1,989,904	2,575,135	-
	4,069,791	5,266,717	2,121,119

Non-current:
- Lease liabilities	2,619,525	3,389,927	2,956,727
	2,619,525	3,389,927	2,956,727
	6,689,316	8,656,644	5,077,846

The breakdown of borrowings are as follows:

	2026	2026	2025
	US$	S$	S$

Term loan #1	-	-	-
Term loan #2	-	-	-
Term loan #3	-	-	-
Term loan #4	-	-	-
Term loan #6	-	-	-
Term loan #7	-	-	-
Term loan #9	-	-	-
Term loan #10	-	-	-
Term loan #11	-	-	-
Term loan #12	-	-	-
Term loan #13	1,989,904	2,575,135	-
	1,989,904	2,575,135	-

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2026 and 2025

15.	Borrowings (Continued)

The details of borrowings are as follows:

Term loan	Facility amount		Effective interest rate	Maturity date
			% p.a.

Term loan #1	S$	600,000	2.50%	October 2025
Term loan #2	S$	1,000,000	2.75%	October 2025
Term loan #3	S$	600,000	2.75%	November 2025
Term loan #4	S$	700,000	2.50%	November 2025
Term loan #6	S$	1,400,000	2.25%	April 2026
Term loan #7	S$	1,000,000	2.75%	October 2025
Term loan #9	S$	850,000	2.25%	April 2026
Term loan #10	S$	600,000	2.75%	November 2025
	S$	1,000,000	3.00%	November 2025
	S$	500,000	2.50%	March 2026
	S$	529,890	1.53%	December 2035
	S$	501,670	1.53%	December 2035
Term loan #11	S$	400,000	2.25%	January 2026
	S$	1,500,000	2.50%	December 2025
Term loan #12	S$	4,000,000	4.30%	One-month term, upon maturity
Term loan #13	S$	3,000,000	9.35%	November 2028

Term loan #1 to #12 was fully settled during the financial year, and as at June 30, 2025.

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2026 and 2025

15.	Borrowings (Continued)

A reconciliation of liabilities arising from financing activities is as follows:

	Beginning		Proceed	Non-cash changes
	of financial year	Cash flows	from bank borrowings	Addition	Accretion of interests	Other	Fair value reserve	End of financial year
	US$	US$	US$	US$	US$	US$	US$	US$

June 30, 2026
Liabilities
Lease liabilities	3,923,844	(2,263,643)	-	3,222,725	30,808	(214,321)	-	4,699,413
Bank borrowings	-	(328,310)	2,318,213	-	-	-	-	1,989,903

	3,923,844	(2,591,953)	2,318,213	3,222,725	30,808	(214,321)	-	6,689,316

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2026 and 2025

15.	Borrowings (Continued)

	Beginning		Proceed	Non-cash changes
	of financial year	Cash flows	from bank borrowings	Addition	Accretion of interests	Other	Fair value reserve	End of financial year
	S$	S$	S$	S$	S$	S$	S$	S$

June 30, 2026
Liabilities
Lease liabilities	5,077,846	(2,929,380)	-	4,170,528	39,869	(277,354)	-	6,081,509
Bank borrowings	-	(424,865)	3,000,000	-	-	-	-	2,575,135

	5,077,846	(3,354,245)	3,000,000	4,170,528	39,869	(277,354)	-	8,656,644

June 30, 2025
Liabilities
Bank overdraft	-	-	61,371	-	-	-	-	61,371
Lease liabilities
- Current	28,500	(1,096,308)	-	4,524,209	114,966	(1,511,619)	-	2,059,748
- Non-current	-	-	-	-	-	50,087	2,906,640	2,956,727
Bank borrowings
- Current	2,677,856	(6,766,838)	4,000,000	-	88,982	-	-	-
- Non-current	1,583,434	(1,583,434)	-	-	-	-		-

	4,289,790	(9,446,580)	4,061,371	4,524,209	203,948	(1,461,532)	2,906,640	5,077,846

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2026 and 2025